SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended				1 Months Ended
	Dec. 31, 2014	Nov. 13, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 04, 2014	Jun. 23, 2014	Dec. 18, 2012	Aug. 22, 2012	Feb. 29, 2012
SHARE-BASED COMPENSATION
Maximum aggregate number of shares which may be issued pursuant to all awards	19,504,380	11,146,151
Annual increase in share limit authorized as a percentage of the total number of shares issued and outstanding	1.00%
Number of shares available for future grant	738,791
Stock options
SHARE-BASED COMPENSATION
Term of the incentive stock option where grantee holds a minimum percentage of voting power		5 years
Outstanding options, Number of options
Options outstanding at the beginning of the period (in shares)	4,570,380		7,275,320	9,550,652
Granted (in shares)	1,145,000			2,745,806
Exercised (in shares)	(1,122,546)		(2,445,482)	(679,402)
Forfeited (in shares)	(13,440)		(259,458)	(4,341,736)
Options outstanding at the end of the period (in shares)	4,579,394		4,570,380	7,275,320
Options vested and expected to vest at the end of the period (in shares)	4,443,294
Options exercisable at the end of the period (in shares)	3,106,443
Outstanding options, Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)	1.32		$ 1.20	$ 1.31
Granted (in dollars per share)	2.12			$ 1.55
Exercised (in dollars per share)	1.20		$ 1.01	$ 0.99
Forfeited (in dollars per share)	0.99		$ 0.99	$ 1.68
Options outstanding at the end of the period (in dollars per share)	1.55		$ 1.32	$ 1.20
Options vested and expected to vest at the end of the period (in dollars per share)	1.53
Options exercisable at the end of the period (in dollars per share)	1.37
Outstanding options, Weighted average grant-date fair value
Options outstanding at the beginning of the period (in dollars per share)	0.91		$ 1.02	$ 1.24
Granted (in dollars per share)	0.93			$ 0.66
Exercised (in dollars per share)	1.04		$ 1.21	$ 1.24
Forfeited (in dollars per share)	1.24		$ 1.24	$ 1.24
Options outstanding at the end of the period (in dollars per share)	0.88		$ 0.91	$ 1.02
Options vested and expected to vest at the end of the period (in dollars per share)	0.88
Options exercisable at the end of the period (in dollars per share)	0.88
Outstanding options, Weighted average remaining contractual Term
Options outstanding at the end of the period	7 years 4 months 17 days
Options vested and expected to vest at the end of the period	7 years 3 months 26 days
Options exercisable at the end of the period	6 years 6 months 15 days
Aggregate intrinsic value
Options outstanding at the end of the period	255
Options vested and expected to vest at the end of the period	255
Options exercisable at the end of the period	254
Additional disclosures
Total intrinsic value of options exercised during the period (in dollars)	2,502		2,763	345
Share-based compensation expenses, additional disclosure
Share-based compensation expenses	892		1,900	1,752
Unrecognized share-based compensation related to stock options	1,047
Weighted average period to recognize share-based compensation expenses related to nonvested options	3 years 1 month 6 days
Assumptions used to estimate the fair value of options
Weighted average expected volatility (as a percent)	58.20%			57.90%
Weighted average risk-free interest rate (as a percent)	2.70%			1.80%
Weighted average expected dividend yield (as a percent)	3.90%			0.00%
Weighted average fair value of the underlying ordinary shares (in dollars per share)	2.12			$ 1.21
Weighted average exercise multiple	2.5			2.8
Stock options | Minimum
SHARE-BASED COMPENSATION
Stock option term limited to 5 years for grantees who own stock representing more than specified percentage		10.00%
Option exercise price as a percentage of fair market value, with respect to options granted to individuals subject to taxation in the United States	100.00%
Option exercise price as a percentage of fair market value, with respect to other options granted to individuals not subject to taxation in the United States	85.00%
Stock options | Maximum
SHARE-BASED COMPENSATION
Term of an incentive stock option		10 years
Stock options | Employees
SHARE-BASED COMPENSATION
Percentage of shares that will vest on first vesting date							12.50%	50.00%
Percentage of shares that will vest on subsequent vesting date					25.00%	25.00%	12.50%	50.00%
Subsequent period of vesting							6 months
Remaining vesting period					4 years	4 years	3 years 6 months
Outstanding options, Number of options
Granted (in shares)					65,000	1,080,000	655,902	2,089,904
Outstanding options, Weighted average exercise price
Granted (in dollars per share)					$ 1.18	$ 2.175	$ 1.26	$ 1.65
Stock options | Officer
SHARE-BASED COMPENSATION
Options which would have been forfeited upon resignation (in shares)									417,979
Exercisable period of vested options									6 months
Incremental share-based compensation expense									$ 339